Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 13,526,084	$ 10,318,845	$ 166,773
Cost of sales	(9,798,408)	(6,826,605)	(106,742)
Gross profit	3,727,676	3,492,240	60,031
Expenses
Consulting fees	1,289,457	1,302,191	1,295,829
Share based compensation (Note 21, 22)	1,920	941,854	1,048,661
Professional fees	268,055	362,479	488,902
Shareholders information services	249,099	358,516	135,181
Salaries and wages	2,183,630	1,030,580	23,039
Office and general	1,145,361	749,522	211,309
Depreciation (Note 11)	345,188	383,476	5,768
Amortization of right-of-use assets (Note 12)	782,108	434,837	92,167
Amortization of licenses (Note 14)	164,582	141,249	0
Leases and utilities	470,996	344,576	67,800
Total operating expense	6,900,396	6,049,280	3,368,656
Loss before other income (expense)	(3,172,720)	(2,557,040)	(3,308,625)
Interest expenses (Note 15, 18, 20)	(308,877)	(606,830)	(564,897)
Interest on lease liability (Note 17)	(531,768)	(223,798)	(46,171)
Accretion expense (Note 18, 20)	(61,319)	(184,410)	(249,518)
Loss on settlement of other investment	0	0	(184,440)
Impairment of assets (Note 11)	(211,774)	(664,543)	(16,316)
Gain on extinguishment of lease (Note 12, 17)	29,635	0	0
Foreign exchange gain (loss)	186,372	(307,673)	(56,225)
Gain (loss) on settlement	(99,635)	0	51,023
Loss on disposal of assets	0	(7,422)	0
Other income	186,257	66,805	65,920
Loss on deposit	0	0	(396,000)
Loss before income tax recovery (expense)	(3,983,829)	(4,484,911)	(4,705,249)
Current	(54,757)	(315,362)	0
Deferred	15,120	13,759	54,349
Net loss	$ (4,023,466)	$ (4,786,514)	$ (4,650,900)
Loss per share - basic and diluted	$ (0.04)	$ (0.06)	$ (0.10)
Weighted average number of outstanding common shares - basic and diluted	100,632,038	81,683,228	45,424,867
Net loss	$ (4,023,466)	$ (4,786,514)	$ (4,650,900)
Foreign exchange translation adjustment	(7,802)	119,474	(49,488)
Comprehensive loss	(4,031,268)	(4,667,040)	(4,700,388)
Net loss attributable to:
CordovaCann Corp.	(3,956,931)	(5,154,605)	(4,588,889)
Non-controlling interests	(66,535)	368,091	(62,011)
Comprehensive loss attributable to:
CordovaCann Corp.	(3,964,733)	(5,035,131)	(4,638,377)
Non-controlling interests	$ (66,535)	$ 368,091	$ (62,011)